Document and Entity Information	Jan. 09, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 09, 2023
Entity Registrant Name	LEO HOLDINGS CORP. II
Entity Incorporation, State or Country Code	E9
Entity File Number	001-39865
Entity Tax Identification Number	98-1574497
Entity Address, Address Line One	Albany Financial Center
Entity Address, Address Line Two	South Ocean Blvd Suite #507
Entity Address, Address Line Three	P.O. Box SP-63158
Entity Address, City or Town	New Providence, Nassau
Entity Address, Country	BS
Entity Address, Postal Zip Code	N/A
City Area Code	310
Local Phone Number	800 1000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001824153
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-quarter of one redeemable warrant
Trading Symbol	LHC.U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	LHC
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Security Exchange Name	NONE
No Trading Symbol Flag	true